Note 4 - Certain Balance Sheet Components - Estimated Future Amortization Expenses (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
2026	$ 87	$ 87
2027	82	87
2028	64	82
2029	63	64
2030		63
Thereafter		126
Total	$ 487	$ 509	$ 596